UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09781

WIRELESS FUND

(Exact name of registrant as specified in charter)

480 N. Magnolia Ave., Suite 103, El Cajon, CA   92109

(Address of principal executive offices)              (Zip code)

Ross C. Provence

Wireless Fund

480 N. Magnolia Ave., Suite 103, El Cajon, CA 92109

(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: March 31

Date of reporting period: July 1, 2006 – June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

 (f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: WIRELESS FUND
Custodian Name: U.S. BANK

UNITED STATES CELLULAR

Ticker:	USM	Meeting Date:	9/14/2006
CUSIP	911684108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY ACCOUNTANTS FOR 2006.				FOR	FOR	WITH	ISSUER

GLOBECOMM SYSTEMS INC.

Ticker:	GCOM	Meeting Date:	11/16/2006
CUSIP	37956X103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVAL OF THE 2006 STOCK INCENTIVE PLAN.				FOR	FOR	WITH	ISSUER

3. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.				FOR	FOR	WITH	ISSUER

CHINA UNICOM LIMITED

Ticker:	CHU	Meeting Date:	12/1/2006
CUSIP	16945R104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. THE TRANSFER AGREEMENT DATED 26 OCTOBER 2006 BETWEEN CHINA				FOR	FOR	WITH	ISSUER
UNITED TELECOMMUNICATIONS, UNICOM NEW HORIZON MOBILE TELE-
COMMUNICATIONS AND CHINA UNITED TELECOMMUNICATIONS BE AND ARE
HEREBY GENERALLY AND UNCONDITIONALLY APPROVED.

2. THE TRANSFER AGREEMENT DATED 26 OCTOBER 2006 BETWEEN THE A				FOR	FOR	WITH	ISSUER
SHARE COMPANY AND UNICOM GROUP BE AND ARE HEREBY APPROVED.

3. THE CAPS FOR EACH OF THE FINANCIAL YEARS ENDING 31 DECEMBER				FOR	FOR	WITH	ISSUER
2007, 2008 AND 2009 ON LEASING OF THE CDMA NETWORK CAPACITY,
EQUIPMENT PROCUREMENT SERVICES, MUTUAL PROVISION OF PREMISES
AND ENGINEERING DESIGN AND TECHNICAL SERVICES BE AND ARE HEREBY
GENERALLY AND UNCONDITIONALLY APPROVED.

4. THERE BE NO CAPS ON THE TRANSACTION AMOUNT OF SUPPLY OF				FOR	FOR	WITH	ISSUER
TELEPHONE CARDS, INTERCONNECTION AND ROAMING ARRANGEMENTS,
LEASING OF TRANSMISSION CHANNELS, PROVISION OF INTERNATIONAL
TELECOMMUNICATION NETWORK GATEWAY, OPERATOR-BASED VALUE-
ADDED SERVICES FOR CELLULAR SUBSCRIBER, "10010" CUSTOMER
SERVICES.

5. THE DIRECTORS OF THE COMPANY BE AND ARE HEREBY AUTHORIZED TO				FOR	FOR	WITH	ISSUER
DO ALL SUCH FURTHER ACTS AND EXECUTE SUCH FURTHER DOCUMENTS
AND TAKE ALL SUCH STEPS WHICH IN THEIR OPINION MAY BE NECESSARY,
DESIRABLE OR EXPEDIENT TO IMPLEMENT AND/OR GIVE EFFECT TO THE
TERMS OF THE CONTINUING CONNECTED TRANSACTIONS REFERRED TO IN
ITEMS (3) AND (4).

CROWN CASTLE INTERNATIONAL CORP.

Ticker:	CCI	Meeting Date:	1/11/2007
CUSIP	228227104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO APPROVE THE ISSUANCE OF SHARES OF COMMON STOCK OF CROWN				FOR	FOR	WITH	ISSUER
CASTLE INTERNATIONAL CORP. TO THE STOCKHOLDERS OF GLOBAL
SIGNAL INC. PURSUANT TO THE TERMS OF THE AGREEMENT AND PLAN OF
MERGER, DATED OCTOBER 5, 2006, AMONG GLOBAL SIGNAL INC., CROWN
CASTLE INTERNATIONAL CORP. AND CCGS HOLDINGS LLC.

AMDOCS LIMITED

Ticker:	DOX	Meeting Date:	1/1/2007
CUSIP	G02602103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS FOR FISCAL				FOR	FOR	WITH	ISSUER
YEAR 2006.

3. RATIFICATION AND APPROVAL OF ERNST & YOUNG LLP AND AUTHOR-				FOR	FOR	WITH	ISSUER
ITATION OF AUDIT COMMITTEE OF BOARD TO FIX REMUNERATION.

CDC CORPORATION

Ticker:	CHINA	Meeting Date:	11/20/2006
CUSIP	62022L106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1A. ELECTION OF CLASS I DIRECTOR.				N/A	FOR	N/A	ISSUER

1B. ELECTION OF CLASS I DIRECTOR.				N/A	FOR	N/A	ISSUER

2. ELECTION OF CLASS II DIRECTOR.				N/A	FOR	N/A	ISSUER

3. RATIFY AUDITED FINANCIAL STATEMENTS AND THE REPORTS OF THE				N/A	FOR	N/A	ISSUER
DIRECTORS AND THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM FOR THE YEAR ENDED DECEMBER 31, 2005.

4. RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE COMPANY'S				N/A	FOR	N/A	ISSUER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL
YEAR ENDING DECEMBER 31, 2006, AND AUTHORIZE THE AUDIT COMMITTEE
OF THE BOARD OF DIRECTORS TO SET DELOITTE & TOUCHE LLP'S
REMUNERATION.

QUALCOMM INCORPORATED

Ticker:	QCOM	Meeting Date:	3/13/2007
CUSIP	747525103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM				FOR	FOR	WITH	ISSUER
FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2007.

NOKIA CORPORATION

Ticker:	NOK	Meeting Date:	5/3/2007
CUSIP	654902204

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. APPROVAL OF THE INCOME STATEMENTS AND BALANCE SHEETS.				FOR	FOR	WITH	ISSUER

2. APPROVAL OF A DIVIDEND OR EUR 0.43 PER SHARE.				FOR	FOR	WITH	ISSUER

3. APPROVAL OF THE DISCHARGE OF THE CHAIRMAN, THE MEMBERS OF THE				FOR	FOR	WITH	ISSUER
BOARD OF DIRECTORS AND THE PRESIDENT FROM LIABILITY.

4. APPROVAL OF THE AMENDMENT OF THE ARTICLES OF ASSOCIATION.				FOR	FOR	WITH	ISSUER

5. APPROVAL OF THE REMUNERATION TO BE PAID TO THE MEMBERS OF				FOR	FOR	WITH	ISSUER
THE BOARD.

6. APPROVAL OF THE COMPOSITION OF THE BOARD OF DIRECTORS.				FOR	FOR	WITH	ISSUER

7. ELECTION OF DIRECTORS.				FOR	FOR	N/A	ISSUER

8. APPROVAL OF THE REMUNERATION TO BE PAID TO THE AUDITOR.				FOR	FOR	WITH	ISSUER

9. APPROVAL OF THE RE-ELECTION OF PRICEWATERHOUSECOOPERS OY				FOR	FOR	WITH	ISSUER
AS THE AUDITORS FOR FISCAL YEAR 2007.

10. APPROVAL OF THE GRANT OF STOCK OPTIONS TO SELECTED				FOR	FOR	WITH	ISSUER
PERSONNEL.

11. APPROVAL OF THE REDUCTION OF THE SHARE ISSUE PREMIUM.				FOR	FOR	WITH	ISSUER

12. APPROVAL OF THE PROPOSAL OF THE BOARD ON THE RECORDING OF				FOR	FOR	WITH	ISSUER
THE SUBSCRIPTION PRICE FOR SHARES ISSUED BASED ON STOCK OPTIONS

13. APPROVAL OF THE AUTHORIZATION TO THE BOARD ON THE ISSUANCE				FOR	FOR	WITH	ISSUER
OF SHARES AND SPECIAL RIGHTS ENTITLING TO SHARES.

14. AUTHORIZATION TO THE BOARD TO REPURCHASE NOKIA SHARES.				FOR	FOR	WITH	ISSUER

15. INSTRUCT NOKIA'S LEGAL COUNSELS TO VOTE IN THEIR DISCRETION ON				N/A	FOR	N/A	ISSUER
BEHALF ONLY UPON ITEM 15.

AMERICAN TOWER CORPORATION

Ticker:	AMT	Meeting Date:	5/9/2007
CUSIP	029912201

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVAL OF THE AMERICAN TOWER CORPORATION 2007 EQUITY				FOR	FOR	WITH	ISSUER
INCENTIVE PLAN.

3. RATIFICATION OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING				FOR	FOR	WITH	ISSUER
FIRM FOR 2007.

MOTOROLA, INC.

Ticker:	MOT	Meeting Date:	5/7/2007
CUSIP	620076109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. APPROVAL OF AMENDMENT TO THE MOTOROLA EMPLOYEE STOCK				FOR	FOR	WITH	ISSUER
PURCHASE PLAN OF 1999.

3. SHAREHOLDER VOTE ON EXECUTIVE PAY.				AGAINST	AGAINST	WITH	SHAREHOLDER

4. RECOUP UNEARNED MANAGEMENT BONUSES.				AGAINST	AGAINST	WITH	SHAREHOLDER

CHINA MOBILE (HONG KONG) LIMITED

Ticker:	CHL	Meeting Date:	5/16/2007
CUSIP	16941M109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. RECEIVE AND CONSIDER THE AUDITED FINANCIAL STATEMENTS AND THE				FOR	FOR	WITH	ISSUER
REPORTS OF THE DIRECTORS AND AUDITORS.

2A. TO DECLARE AN ORDINARY FINAL DIVIDEND FOR THE YEAR ENDED 31				FOR	FOR	WITH	ISSUER
DECEMBER 2006.

2B. TO DECLARE A SPECIAL FINAL DIVIDEND FOR THE YEAR ENDED 31				FOR	FOR	WITH	ISSUER
DECEMBER 2006.

3A. RE-ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

3B. RE-ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

3C. RE-ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

3D. RE-ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

3E. RE-ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

4. RE-APPOINT INDEPENDENT PUBLIC AUDITORS AND AUTHORIZE DIRECTORS				FOR	FOR	WITH	ISSUER
TO FIX THEIR REMUNERATION.

5. TO GIVE A GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE				FOR	FOR	WITH	ISSUER
SHARES IN THE COMPANY NOT EXCEEDING 10% OF THE AGGREGATE
NOMINAL AMOUNT OF THE EXISTING ISSUED SHARE CAPITAL.

6. TO GIVE GENERAL MANDATE TO THE DIRECTORS TO ISSUE, ALLOT AND				FOR	FOR	WITH	ISSUER
DEAL WITH ADDITIONAL SHARES IN THE COMPANY.

7. TO EXTEND GENERAL MANDATE TO THE DIRECTORS TO ISSUE, ALLOT				FOR	FOR	WITH	ISSUER
AND DEAL WITH SHARES BY THE NUMBER OF SHARES REPURCHASED.

TRIMBLE NAVIGATION LIMITED

Ticker:	TRMB	Meeting Date:	5/17/2007
CUSIP	896239100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF THE INDEPENDENT AUDITORS FOR THE CURRENT				FOR	FOR	WITH	ISSUER
FISCAL YEAR ENDING DECEMBER 28, 2007.

SBA COMMUNICATIONS CORPORATION

Ticker:	SBAC	Meeting Date:	5/17/2007
CUSIP	78388J106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

COMCAST CORPORATION

Ticker:	CMCSA	Meeting Date:	5/23/2007
CUSIP	20030N101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. INDEPENDENT AUDITORS.				FOR	FOR	WITH	ISSUER

3. PREVENT THE ISSUANCE OF NEW STOCK OPTIONS.				AGAINST	AGAINST	WITH	SHAREHOLDER

4. REQUIRE THAT THE CHAIRMAN OF THE BOARD NOT BE AN EMPLOYEE.				AGAINST	AGAINST	WITH	SHAREHOLDER

5. REQUIRE SUSTAINABILITY REPORT.				AGAINST	AGAINST	WITH	SHAREHOLDER

6. ADOPT A RECAPITALIZATION PLAN.				AGAINST	AGAINST	WITH	SHAREHOLDER

7. REQUIRE ANNUAL VOTE ON EXECUTIVE COMPENSATION.				AGAINST	AGAINST	WITH	SHAREHOLDER

8. REQUIRE PAY DIFFERENTIAL REPORT.				AGAINST	AGAINST	WITH	SHAREHOLDER

9. REQUIRE DISCLOSURE OF POLITICAL CONTRIBUTIONS.				AGAINST	FOR	AGAINST	SHAREHOLDER

CROWN CASTLE INTERNATIONAL CORP.

Ticker:	CCI	Meeting Date:	5/24/2007
CUSIP	228227104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. TO APPROVE THE AMENDMENT TO THE COMPANY'S 2004 STOCK				FOR	FOR	WITH	ISSUER
INCENTIVE PLAN TO INCREASE BY 3,000,000 THE NUMBER OF SHARES OF
COMPANY COMMON STOCK AUTHORIZED FOR THE ISSUANCE OF AWARDS
UNDER SUCH PLAN.

3. TO APPROVE THE AMENDMENT AND RESTATEMENT OF THE COMPANY'S				FOR	FOR	WITH	ISSUER
RESTATED CERTIFICATE OF AMENDMENT, AS AMENDED.

4. TO APPROVE RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE				FOR	FOR	WITH	ISSUER
COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR FISCAL
YEAR 2007.

AMERICA MOVIL, S.A.B DE C.V.

Ticker:	AMX	Meeting Date:	4/27/2007
CUSIP	02364W105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
I. APPOINTMENT OR REELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

II. APPOINTMENT OF DELEGATES TO EXECUTE AND, IF APPLICABLE, FORM-				FOR	FOR	WITH	ISSUER
ALIZE THE RESOLUTIONS ADOPTED BY THE MEETING. ADOPTION OF
RESOLUTIONS THEREON.

ECHOSTAR COMMUNICATIONS CORPORATION

Ticker:	DISH	Meeting Date:	5/8/2007
CUSIP	278762109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY APPOINTMENT OF THE INDEPENDENT AUDITORS FOR THE CURRENT				FOR	FOR	WITH	ISSUER
FISCAL YEAR ENDING DECEMBER 31, 2007.

3. TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE				FOR	FOR	WITH	ISSUER
THE ANNUAL MEETING OR ANY ADJOURMENT THEREOF

UNITED STATES CELLULAR CORPORATION

Ticker:	USM	Meeting Date:	5/8/2007
CUSIP	911684108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY ACCOUNTANTS FOR 2007.				FOR	FOR	WITH	ISSUER

CHINA UNICOM LIMITED

Ticker:	CHU	Meeting Date:	5/11/2007
CUSIP	16945R104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. RECEIVE AND CONSIDER THE AUDITED FINANCIAL STATEMENTS AND THE				FOR	FOR	WITH	ISSUER
REPORTS OF THE DIRECTORS AND AUDITORS.

2. TO DECLARE AN FINAL DIVIDEND FOR THE YEAR ENDED 31 DECEMBER				FOR	FOR	WITH	ISSUER
2006

3A1. ELECTION OR RE-ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

3A2. ELECTION OR RE-ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

3A3. ELECTION OR RE-ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

3A4. ELECTION OR RE-ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

3A5. ELECTION OR RE-ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

3B. TO AUTHORIZE THE DIRECTORS TO FIX REMUNERATION OF THE				FOR	FOR	WITH	ISSUER
DIRECTORS FOR THE YEAR ENDING 31 DECEMBER 2007.

4. RE-APPOINT INDEPENDENT PUBLIC AUDITORS AND AUTHORIZE DIRECTORS				FOR	FOR	WITH	ISSUER
TO FIX THEIR REMUNERATION.

5. TO GIVE A GENERAL MANDATE TO THE DIRECTORS TO REPURCHASE				FOR	FOR	WITH	ISSUER
SHARES IN THE COMPANY.

6. TO GIVE GENERAL MANDATE TO THE DIRECTORS TO ISSUE, ALLOT AND				FOR	FOR	WITH	ISSUER
DEAL WITH ADDITIONAL SHARES IN THE COMPANY.

7. TO EXTEND GENERAL MANDATE TO THE DIRECTORS TO ISSUE, ALLOT				FOR	FOR	WITH	ISSUER
AND DEAL WITH SHARES BY THE NUMBER OF SHARES REPURCHASED.

8. TO APPROVE THE AMENDMENTS TO THE SHARE OPTION SCHEME AND THE				FOR	FOR	WITH	ISSUER
PRE-GLOBAL OFFERING SHARE OPTION SCHEME OF THE COMPANY.

9. TO APPROVE THE AMENDMENTS TO THE CERTAIN TERMS OF THE				FOR	FOR	WITH	ISSUER
OPTIONS GRANTED, ALL AS MORE FULLY DESCRIBED IN THE PROXY
STATEMENT.

NII HOLDINGS, INC.

Ticker:	NIHD	Meeting Date:	5/8/2007
CUSIP	62913F201

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFY ACCOUNTANTS FOR 2007.				FOR	FOR	WITH	ISSUER

GARMIN LTD.

Ticker:	GRMN	Meeting Date:	6/8/2007
CUSIP	G37260109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

COMVERSE TECHNOLOGY, INC.

Ticker:	CMVT.PK	Meeting Date:
CUSIP	205862402

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO REVOKE ANY PREVIOUSLY EXECUTED AGENT DESIGNATION REQUEST-				REVOKE	REVOKE	WITH	ISSUER
ING THE DEMAND FOR THE SPECIAL MEETING BY PROPERLY SIGNING,
DATING AND DELIVERING THIS REVOCATION CARD.

GOLDEN TELECOM, INC.

Ticker:	GLDN	Meeting Date:	5/17/2007
CUSIP	38122G107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLC AS INDEPEN-				FOR	FOR	WITH	ISSUER
DENT PUBLIC AUDITORS OF THE COMPANY FOR 2007.

3. APPROVAL OF AN AMENDMENT TO THE 1999 EQUITY PARTICIPATION				FOR	FOR	WITH	ISSUER
PLAN OF GOLDEN TELECOM, INC.

4. ELECTION OF DIRECTOR.				FOR	FOR	WITH	ISSUER

ALASKA COMMUNICATIONS SYSTEMS GROUP, INC.

Ticker:	ALSK	Meeting Date:	6/18/2007
CUSIP	01167P101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

2. TO ACT UPON A PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP				FOR	FOR	WITH	ISSUER
AS INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2007.

3. APPROVAL OF INCREASE IN THE NUMBER OF SHARES OF COOMN STOCK				FOR	FOR	WITH	ISSUER
RESERVED FOR FUTURE ISSUANCE UNDER THE ALASKA COMMUNICATIONS
SYSTEMS GROUP, INC. 1999 STOCK INCENTIVE PLAN BY 1,500,000 SHARES.

4. APPROVAL OF MATERIAL TERMS OF SENIOR OFFICERS' PERFORMANCE				FOR	FOR	WITH	ISSUER
GOALS TO QUALIFY CERTAIN COMPENSATION AS PERFORMANCE-BASED.

VIMPEL-COMMUNICATIONS

Ticker:	VIP	Meeting Date:	6/29/2007
CUSIP	68370R109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. TO APPROVE THE 2006 VIPELCOM ANNUAL REPORT PREPARED IN				FOR	FOR	WITH	ISSUER
ACCORDANCE WITH RUSSIAN LAW.

2. TO APPROVE VIPELCOM'S 2006 UNCONSOLIDATED ACCOUNTING				FOR	FOR	WITH	ISSUER
STATEMENTS.

3. TO PAY IN CASH ANNUAL DIVIDENDS TO HOLDERS OF COMMON REGIS-				FOR	FOR	WITH	ISSUER
TERED SHARES BASED ON 2006 RESULTS IN THE AMOUNT OF 166.88
RUBLES PER SHARE.

4. ELECTION OF DIRECTORS.				FOR	FOR	WITH	ISSUER

5. ELECTION OF AUDIT COMMISSION.				FOR	FOR	WITH	ISSUER

6. APPROVAL OF EXTERNAL AUDITORS.				FOR	FOR	WITH	ISSUER

7. TO APPROVE THE AMENDED CHARTER OF OPEN JOINT STOCK				FOR	FOR	WITH	ISSUER
COMPANY "VIMPEL-COMMUNICATIONS".

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WIRELESS FUND

By: /s/ Ross C. Provence

       Ross C. Provence, President

Date:        8/3/07